FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,100
Sensitivity analysis for possible change in risk variable, percent change	1.00%
Sensitivity analysis for possible change in risk variable, impact on equity	$ 30	$ 30
Interest rate risk | Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	100
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,074	4,148
Borrowings	4,700	4,700
Net debt	655	578
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Debt to total capitalization ratio, actual	0.02
Cash and cash equivalents	$ 4,074	$ 4,148	$ 4,440